Capital Stock and Long-term Retention Plan - Capital Stock (Details) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2023 USD ($)	Apr. 30, 2021 USD ($) shares	Dec. 31, 2022 MXN ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($) shares	Dec. 31, 2021 MXN ($) shares
Classes of share capital
Number of classes of capital stock | item			4
Number of shares in each CPO			117
Number of CPOs in each GDS			5
Authorized (in shares)			352,134,000
Repurchased (in shares)		5,173,200	(3,357,300)
Held by trust (in shares)			(18,037,000)
Outstanding (in shares)			330,739,700		325,992,500	329,295,900
Shares in the form of CPOs, Authorized and Issued			290,849,700
Shares in the form of CPOs, Repurchased			3,357,300
Shares in the form of CPOs, Held by trust			12,811,000
Shares in the form of CPOs, Outstanding			274,681,400
Shares not in the form of CPOs, Authorized and Issued			61,284,300
Shares not in the form of CPOs, Held by trust			5,226,000
Shares not in the form of CPOs, Outstanding			56,058,300
Issued capital | $			$ 4,836,708			$ 4,836,708
Authorized capital | $			2,423,549
Shares repurchased	$ 70.9	$ 44.2	$ 629,326		$ 195,597
Series Shares [Member]
Classes of share capital
Par value of shares | $ / shares			$ 0
Number of shares in each CPO			25
Authorized (in shares)			121,073,900
Repurchased (in shares)			(717,400)
Held by trust (in shares)			(5,606,300)
Outstanding (in shares)			114,750,200		113,019,200	114,085,000
Series B Shares [Member]
Classes of share capital
Par value of shares | $ / shares			$ 0
Number of shares in each CPO			22
Authorized (in shares)			57,046,900
Repurchased (in shares)			(631,300)
Held by trust (in shares)			(4,765,900)
Outstanding (in shares)			51,649,700		50,928,500	51,463,500
Ordinary Participation Certificates [Member]
Classes of share capital
Authorized (in shares)			2,485,900
Repurchased (in shares)			(28,700)
Held by trust (in shares)			(109,500)
Outstanding (in shares)			2,347,700		2,314,900	2,339,200
Shares in the form of CPOs, Repurchased					629,326	3,357,300
Shares repurchased | $				$ 28.7
Series D Shares [Member]
Classes of share capital
Par value of shares | $ / shares			$ 0
Number of shares in each CPO			35
Authorized (in shares)			87,006,600
Repurchased (in shares)			(1,004,300)
Held by trust (in shares)			(3,832,400)
Outstanding (in shares)			82,169,900		81,022,400	81,873,700
Series L Shares [Member]
Classes of share capital
Par value of shares | $ / shares			$ 0
Number of shares in each CPO			35
Authorized (in shares)			87,006,600
Repurchased (in shares)			(1,004,300)
Held by trust (in shares)			(3,832,400)
Outstanding (in shares)			82,169,900		81,022,400	81,873,700